NOTE 7 - COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $)	Apr. 01, 2013 shareholders	Aug. 30, 2012 shareholders
Term of employment agreement		5
Officer compensation		$ 175,000
Yearly increase		10.00%
Car allowance		500
Annual bonus		0.025
Additional bonus		75,000
Pre-tax income range		1.50
Pre-tax income range		2.00
Llife insurance premium		10,000
Option to purchase stock		7,500,000
Exercise price per share		$ 0.076
Death benefit		2,000,000
Payment of base amount		2.99
Restrictive convenants time		12
Consulting agreement monthly payments	5,000
Term on consulting agreement	24
Additional bonus 1
Additional bonus		100,000
Pre-tax income range		2.01
Pre-tax income range		2.50
Additional bonus 2
Annual bonus		0.05
Additional bonus		$ 200,000
Pre-tax income		2.51